RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
31.	RELATED PARTY TRANSACTIONS

Third Avenue Management LLC (TAM), which had control or direction over a significant number of the company’s common shares since October 2006, disposed of its entire investment in the company on February 16, 2012, thereby ceasing to be a related party.

The company undertook certain transactions with companies affiliated with a former director. Payments for raw materials were made to Aspen Group, Flavelle Sawmill, and Mill and Timber. These transactions were in the normal course of business and were on the same terms to those accorded to third parties. Mr. Thomas S. Chambers served as director of these three companies during his tenure as director of the company. Mr. Chambers ceased to be a related party of the company when he ceased to be a director of the company on September 13, 2012. For the nine months ended September 30, 2012, the company paid aggregate fees of $2.7 million (2011 - $4.3 million; 2010 - $3.6 million) primarily for obligations under a building lease, purchasing chips and hog fuel, services related to trucking chips, and other consulting services.